Note 5 - Property And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5—PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,
	2011	2010
Furniture and fixtures	$216	$139
Boats	7,174	7,174
Machinery and equipment	321,342	300,785
Computers and software	17,077	10,134
Land	2,157	2,035
Buildings	13,601	11,722
	361,567	331,989
Less: accumulated depreciation	252,517	214,156
	109,050	117,833
Construction in process	9,370	9,131

Net property and equipment	$118,420	$126,964

The following table represents an analysis of depreciation expense (in thousands):

	Year Ended December 31,
	2011	2010	2009

Gross depreciation expense	$44,856	$56,265	$60,583
Less: Capitalized depreciation for Multi-client library	16,901	20,369	3,729
Net depreciation expense	$27,955	$35,896	$56,854